Schedule of reconciliation of changes in intangible assets and goodwill, including gross, amortization, and net amounts (Details) ₨ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2026 USD ($)	Mar. 31, 2026 INR (₨)	Mar. 31, 2025 INR (₨)
IfrsStatementLineItems [Line Items]
Balance at beginning of year			₨ 2,344,983
Balance at end of year		$ 26,468	2,483,450	₨ 2,344,983
Computer software [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year			367,708
Balance at end of year			425,506	367,708
Copyrights, patents and other industrial property rights, service and operating rights [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year
Balance at end of year
Agent / Supplier Relationships [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year			132,937
Balance at end of year			123,735	132,937
Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year			191,563
Balance at end of year			169,832	191,563
Noncompete agreements [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year
Balance at end of year
Brand names [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year			304,213
Balance at end of year			282,965	304,213
Goodwill [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year			1,251,720
Balance at end of year			1,251,720	1,251,720
Intangible assets under development [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year			96,842
Balance at end of year			229,692	96,842
Noncompete agreements [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year			6,244,922	4,606,691
Additions			707,718	517,575
Charge for the year
Disposals			(286,254)	(248,888)
On account of business combination				1,369,544
Balance at end of year			6,666,386	6,244,922
Noncompete agreements [Member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year			3,050,752	2,795,032
Additions			288,664	253,191
Charge for the year
Disposals			(40)
On account of business combination				2,529
Balance at end of year			3,339,376	3,050,752
Noncompete agreements [Member] | Copyrights, patents and other industrial property rights, service and operating rights [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year			59,209	59,209
Additions
Charge for the year
Disposals
On account of business combination
Balance at end of year			59,209	59,209
Noncompete agreements [Member] | Agent / Supplier Relationships [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year			360,199	222,169
Additions
Charge for the year
Disposals
On account of business combination				138,030
Balance at end of year			360,199	360,199
Noncompete agreements [Member] | Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year			329,922	140,336
Additions
Charge for the year
Disposals
On account of business combination				189,586
Balance at end of year			329,922	329,922
Noncompete agreements [Member] | Noncompete agreements [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year			22,171	22,171
Additions
Charge for the year
Disposals
On account of business combination
Balance at end of year			22,171	22,171
Noncompete agreements [Member] | Brand names [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year			587,199	271,329
Additions
Charge for the year
Disposals
On account of business combination				315,870
Balance at end of year			587,199	587,199
Noncompete agreements [Member] | Goodwill [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year			1,738,628	1,015,099
Additions
Charge for the year
Disposals
On account of business combination				723,529
Balance at end of year			1,738,628	1,738,628
Noncompete agreements [Member] | Intangible assets under development [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year			96,842	81,346
Additions			419,064	264,384
Charge for the year
Disposals	[1]		(286,214)	(248,888)
On account of business combination
Balance at end of year			229,692	96,842
Amortisation and Impairment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year			3,899,939	3,693,257
Charge for the year			283,038	206,682
Disposals			(41)
Balance at end of year			4,182,936	3,899,939
Amortisation and Impairment [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year			2,683,044	2,509,093
Charge for the year			230,867	173,951
Disposals			(41)
Balance at end of year			2,913,870	2,683,044
Amortisation and Impairment [member] | Copyrights, patents and other industrial property rights, service and operating rights [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year			59,209	59,209
Charge for the year
Disposals
Balance at end of year			59,209	59,209
Amortisation and Impairment [member] | Agent / Supplier Relationships [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year			227,262	222,169
Charge for the year			9,202	5,093
Disposals
Balance at end of year			236,464	227,262
Amortisation and Impairment [member] | Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year			138,359	122,378
Charge for the year			21,731	15,981
Disposals
Balance at end of year			160,090	138,359
Amortisation and Impairment [member] | Noncompete agreements [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year			22,171	22,171
Charge for the year
Disposals
Balance at end of year			22,171	22,171
Amortisation and Impairment [member] | Brand names [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year			282,986	271,329
Charge for the year			21,248	11,657
Disposals
Balance at end of year			304,234	282,986
Amortisation and Impairment [member] | Goodwill [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year			486,908	486,908
Charge for the year
Disposals
Balance at end of year			486,908	486,908
Amortisation and Impairment [member] | Intangible assets under development [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year
Charge for the year
Disposals
Balance at end of year

[1]	Intangible assets capitalized during the year.